Segments (Tables)	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Schedule of segments

	Holographic solutions	Holographic technology service	Total June 30, 2024	Total June 30, 2024
	RMB	RMB	RMB	USD
Revenues	7,570,587	121,097,052	128,667,639	18,108,940
Cost of revenues	(2,114,283)	(103,120,894)	(105,235,177)	(14,811,008)
Gross profit	5,456,304	17,976,158	23,432,462	3,297,932
Depreciation and amortization	(25,572)	(409,050)	(434,622)	(61,170)
Total capital expenditures	(11,927)	-	(11,927)	(1,679)

	Holographic solutions	Holographic technology service	Total June 30, 2025	Total June 30, 2025
	RMB	RMB	RMB	USD
Revenues	65,306,664	94,291,988	159,598,652	22,216,776
Cost of revenues	(53,110,990)	(70,742,697)	(123,853,687)	(17,240,933)
Gross profit	12,195,674	23,549,291	35,744,965	4,975,843
Depreciation and amortization	(115,538)	(977)	(116,515)	(16,219)
Total capital expenditures	(17,350)	(12,344)	(29,694)	(4,134)

Total assets as of:

	December 31, 2024	June 30, 2025	June 30, 2025
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Holographic solutions	1,582,974,050	2,917,924,475	407,611,050
Holographic technology service	31,923,161	31,286,265	4,370,445
Total assets	1,614,897,211	2,949,210,740	411,981,495

Significant segment expenses are as follows:

	Holographic solutions	Holographic technology service	Total June 30, 2024
	RMB	RMB	RMB
Selling expenses	(1,022,452)	(150,487)	(1,172,939)
General and administrative expenses	(12,414,591)	(2,437,540)	(14,852,131)
Research and development expenses	(113,193,406)	(67,755,690)	(140,979,009)
Total	(126,630,449)	(30,373,630)	(157,004,079)

	Holographic solutions	Holographic technology service	Total June 30, 2025
	RMB	RMB	RMB
Selling expenses	(762,131)	(420,984)	(1,183,115)
General and administrative expenses	(8,281,237)	(2,104,164)	(10,385,401)
Research and development expenses	(2,116,226)	(21,975,586)	(24,091,812)
Total	(11,159,594)	(24,500,734)	(35,660,328)